Intangible assets (Tables)	6 Months Ended
Jun. 30, 2018
Intangible assets
Reconciliation of goodwill

	Attributable to:
	Shareholders	With-profits	2018 £m	2017 £m
			30 Jun	31 Dec
Cost
At beginning of year	1,458	24	1,482	1,628
Disposals/reclassifications to held for sale	—	(10)	(10)	(155)
Additions in the period	—	149	149	9
Exchange differences	1	(2)	(1)	—
Net book amount at end of year	1,459	161	1,620	1,482

Schedule of goodwill components

	2018 £m	2017 £m
	30 Jun	31 Dec
M&G	1,153	1,153
Other - attributable to shareholders	306	305
Goodwill - attributable to shareholders	1,459	1,458
Venture fund investments - attributable to with-profits funds	161	24
	1,620	1,482

Schedule of deferred acquisition costs and other intangible assets

	2018 £m	2017 £m
	30 Jun	31 Dec

Deferred acquisition costs and other intangible assets attributable to shareholders	11,210	10,866
Deferred acquisition costs and other intangible assets attributable to with-profits funds	149	145
Total of deferred acquisition costs and other intangible assets	11,359	11,011

Shareholder-backed
Intangible assets
Schedule of deferred acquisition costs and other intangible assets

	2018 £m	2017 £m
	30 Jun	31 Dec

Deferred acquisition costs related to insurance contracts as classified under IFRS 4	9,596	9,170
Deferred acquisition costs related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	61	63
	9,657	9,233
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4 (PVIF)	35	36
Distribution rights and other intangibles	1,518	1,597
	1,553	1,633
Total of deferred acquisition costs and other intangible assets	11,210	10,866

Reconciliation of deferred acquisition costs and other intangible assets

	2018 £m	2017 £m
	30 Jun	31 Dec

Deferred acquisition costs related to insurance contracts as classified under IFRS 4	9,596	9,170
Deferred acquisition costs related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	61	63
	9,657	9,233
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4 (PVIF)	35	36
Distribution rights and other intangibles	1,518	1,597
	1,553	1,633
Total of deferred acquisition costs and other intangible assets	11,210	10,866

	2018 £m						2017 £m
	Deferred acquisition costs
			UK and
	Asia	US	Europe	All asset	PVIF and other	30 Jun	31 Dec
	insurance	insurance	insurance	management	intangibles*	Total
					note		Total
Balance at beginning of period:	946	8,197	84	6	1,633	10,866	10,755
Additions	199	290	7	1	14	511	1,240
Amortisation to the income statement:†
Operating profit	(70)	(280)	(6)	(3)	(88)	(447)	(709)
Non-operating profit		(199)				(199)	455
	(70)	(479)	(6)	(3)	(88)	(646)	(254)
Disposals and transfers	—	—	—	—	(11)	(11)	—
Exchange differences and other movements	6	206	—	1	5	218	(799)
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income†	—	272	—	—	—	272	(76)
Balance at end of period	1,081	8,486	85	5	1,553	11,210	10,866

*    PVIF and other intangibles includes amounts in relation to software rights with additions of £10 million, amortisation of £18 million, disposals of £10 million and a balance at 30 June 2018 of £49 million.

†   Under the Group’s application of IFRS 4, US GAAP is used for measuring the insurance assets and liabilities of its US and certain Asia operations. Under US GAAP, most of the US insurance operation’s products are accounted for under Accounting Standard no. 97 of the Financial Accounting Standards Board (FAS 97) whereby deferred acquisition costs are amortised in line with the emergence of actual and expected gross profits which are determined using an assumption for long-term investment returns for the separate account of 7.4 per cent (full year 2017: 7.4 per cent) (gross of asset management fees and other charges to policyholders, but net of external fund management fees). The amounts included in the income statement and other comprehensive income affect the pattern of profit emergence and thus the DAC amortisation attaching. DAC amortisation is allocated to the operating and non-operating components of the Group’s supplementary analysis of profit and other comprehensive income by reference to the underlying items.

Note

PVIF and other intangibles comprise PVIF, distribution rights and other intangibles such as software rights. Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of bancassurance partnership arrangements in Asia. These agreements allow for bank distribution of Prudential’s insurance products for a fixed period of time.

Jackson (US insurance operations) | Shareholder-backed
Intangible assets
Schedule of DAC components

	2018 £m	2017 £m
	30 Jun	31 Dec
Variable annuity business	8,258	8,208
Other business	241	278
Cumulative shadow DAC (for unrealised gains/losses booked in other comprehensive income)*	(13)	(289)
Total DAC for US operations	8,486	8,197

*  Consequent upon the negative unrealised valuation movement for half year 2018 of £1,421 million (31 December 2017: positive unrealised valuation movement of £617 million), there is a gain of £272 million (31 December 2017: a loss of £76 million) for altered ‘shadow’ DAC amortisation booked within other comprehensive income. These adjustments reflect the movement from period to period, in the changes to the pattern of reported gross profits that would have happened if the assets reflected in the statement of financial position had been sold, crystallising the unrealised gains and losses, and the proceeds reinvested at the yields currently available in the market. At 30 June 2018, the cumulative shadow DAC balance as shown in the table above was negative £13 million (31 December 2017: negative £289 million).